ACCOUNTS PAYABLES AND ACCRUED LIABILITIES	12 Months Ended
Feb. 28, 2014
ACCOUNTS PAYABLES AND ACCRUED LIABILITIES [Abstract]
ACCOUNTS PAYABLES AND ACCRUED LIABILITIES

10. ACCOUNTS PAYABLES AND ACCRUED LIABILITIES

Accounts Payable and Accrued Liabilities are apportioned as follows:

	February 28, 2014	February 28, 2013
Trade payables	12,684	36,915
Accrued liabilities	14,537	16,845
Payroll related accruals	1,769	2,629
Warranty accrual	506	573
Income taxes payable	468	-
Total Accounts Payable and Accrued Liabilities	29,964	56,962

Warranty accrual:

Within accrued liabilities, the Company records a liability for future warranty costs based on management's best estimate of probable claims within the Company's product warranties. The accrual is based on the terms of the warranty which vary by customer, product, or service and historical experience. The Company regularly evaluates the appropriateness of the remaining accrual.

The following table details the changes in the warranty liability for the respective periods:

	Year ended

	February 28, 2014	February 28, 2013

Balance at the beginning of the period	825	1,441
Accruals	750	1,066
Utilization	(956)	(975)
Changes in estimates	-	(707)

Ending Balance	619	825

Short term Portion	506	573
Long term Portion	113	252